UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2018 (Unaudited)

DWS Multisector Income Fund

(formerly Deutsche Multisector Income Fund)

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 39.8%
Consumer Discretionary 4.9%
Altice Financing SA, 144A, 7.5%, 5/15/2026		1,800,000	1,752,480
Altice France SA, 144A, 7.375%, 5/1/2026		1,785,000	1,764,919
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (b)		850,000	826,625
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		180,000	179,100
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		1,640,000	1,625,650
Charter Communications Operating LLC, 3.75%, 2/15/2028		730,000	673,696
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		1,800,000	1,732,500
144A, 10.125%, 1/15/2023		1,000,000	1,100,000
Dana, Inc., 5.5%, 12/15/2024		185,000	181,300
Expedia Group, Inc., 3.8%, 2/15/2028		1,775,000	1,652,421
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		1,600,000	1,504,000
			12,992,691
Consumer Staples 0.3%
Albertsons Companies, Inc., 144A, 3-month USD-LIBOR + 3.75%, 6.085% **, 1/15/2024		835,000	845,438
Energy 11.9%
Andeavor, 5.125%, 12/15/2026		1,500,000	1,584,467
Boardwalk Pipelines LP, 4.95%, 12/15/2024		1,500,000	1,530,964
Buckeye Partners LP, 3.95%, 12/1/2026		1,500,000	1,368,323
Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/2024		1,600,000	1,756,000
Chesapeake Energy Corp., 8.0%, 1/15/2025 (b)		630,000	645,750
Crestwood Midstream Partners LP, 6.25%, 4/1/2023		1,600,000	1,632,000
CrownRock LP, 144A, 5.625%, 10/15/2025		500,000	482,500
Energy Transfer Partners LP, 4.05%, 3/15/2025		1,500,000	1,468,256
EnLink Midstream Partners LP, 4.85%, 7/15/2026		1,000,000	961,192
Genesis Energy LP, 6.5%, 10/1/2025		1,500,000	1,451,250
Gulfport Energy Corp., 6.0%, 10/15/2024		1,000,000	965,000
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		855,000	852,862
KazMunayGas National Co. JSC, 144A, 4.4%, 4/30/2023		2,500,000	2,510,710
Laredo Petroleum, Inc., 6.25%, 3/15/2023		1,305,000	1,311,525
MEG Energy Corp., 144A, 6.5%, 1/15/2025		500,000	491,875
Oasis Petroleum, Inc., 6.875%, 3/15/2022		582,000	592,913
Petrobras Global Finance BV, 144A, 5.299%, 1/27/2025		1,500,000	1,433,775
Petroleos Mexicanos, REG S, 3.75%, 2/21/2024	EUR	2,840,000	3,428,739
Range Resources Corp.:
4.875%, 5/15/2025		180,000	166,725
5.0%, 3/15/2023		1,250,000	1,198,437
Resolute Energy Corp., 8.5%, 5/1/2020		500,000	500,938
Southwestern Energy Co., 7.75%, 10/1/2027 (b)		2,000,000	2,091,250
Weatherford International Ltd., 9.875%, 2/15/2024 (b)		800,000	812,000
Whiting Petroleum Corp., 6.25%, 4/1/2023 (b)		1,260,000	1,305,675
WildHorse Resource Development Corp., 6.875%, 2/1/2025		1,000,000	1,010,000
			31,553,126
Financials 15.6%
Akbank Turk AS, 144A, 5.0%, 10/24/2022		2,000,000	1,842,824
Banco Hipotecario SA, 144A, 9.75%, 11/30/2020		1,500,000	1,551,825
Banco Santander SA, 3.5%, 4/11/2022		1,500,000	1,487,149
Bank of America Corp., 4.0%, 1/22/2025		1,500,000	1,481,074
Barclays PLC, 4.836%, 5/9/2028		3,000,000	2,858,962
BNP Paribas SA, 144A, 6.75%, 3/14/2022		2,000,000	2,045,000
BPCE SA, 144A, 4.875%, 4/1/2026		2,000,000	2,009,793
Citigroup, Inc.:
4.125%, 7/25/2028		1,500,000	1,444,939
5.5%, 9/13/2025		1,500,000	1,594,571
Credit Suisse Group AG, 144A, 7.5%, 12/11/2023		1,500,000	1,599,360
HSBC Holdings PLC:
6.0%, 5/22/2027		2,500,000	2,422,500
6.875% , 6/1/2021		1,500,000	1,578,750
Intesa Sanpaolo SpA:
144A, 3.125%, 7/14/2022		1,500,000	1,397,933
144A, 7.7% , 9/17/2025 (b)		1,000,000	955,000
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		120,000	123,924
National Savings Bank, 144A, 5.15%, 9/10/2019		1,500,000	1,492,500
Royal Bank of Scotland Group PLC:
3.498% , 5/15/2023		1,500,000	1,461,080
7.5%, 8/10/2020		3,700,000	3,820,250
TC Ziraat Bankasi AS:
144A, 5.125%, 5/3/2022		1,800,000	1,627,740
144A, 5.125%, 9/29/2023		1,500,000	1,300,092
The Goldman Sachs Group, Inc.:
2.905% , 7/24/2023		1,500,000	1,448,318
Series P, 5.0%, 11/10/2022		1,500,000	1,398,750
Turkiye Garanti Bankasi AS, 144A, 5.25%, 9/13/2022		750,000	701,143
UBS AG, REG S, 5.125%, 5/15/2024		1,500,000	1,511,250
Westpac Banking Corp., 5.0%, 9/21/2027		2,605,000	2,342,764
			41,497,491
Health Care 0.9%
HCA, Inc., 5.25%, 6/15/2026		1,000,000	1,015,000
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026		1,500,000	1,274,793
			2,289,793
Industrials 0.6%
Bombardier, Inc., 144A, 5.75%, 3/15/2022		535,000	537,675
Covanta Holding Corp., 5.875%, 3/1/2024		195,000	195,000
Meritor, Inc., 6.25%, 2/15/2024		100,000	100,250
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		800,000	800,000
			1,632,925
Information Technology 0.1%
Cardtronics, Inc., 5.125%, 8/1/2022		130,000	123,175
Zayo Group LLC, 6.0%, 4/1/2023		140,000	143,675
			266,850
Materials 2.6%
AK Steel Corp., 7.0%, 3/15/2027 (b)		2,000,000	1,897,500
Cascades, Inc., 144A, 5.5%, 7/15/2022		30,000	29,775
CF Industries, Inc., 144A, 4.5%, 12/1/2026		105,000	104,307
Constellium NV, 144A, 6.625%, 3/1/2025 (b)		1,000,000	1,019,690
Evraz Group SA, 144A, 5.375%, 3/20/2023		1,600,000	1,590,400
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		5,000	4,972
6.875%, 2/15/2021		722,530	729,756
Teck Resources Ltd., 144A, 8.5%, 6/1/2024		60,000	66,075
Vedanta Resources PLC, 144A, 7.125%, 5/31/2023		1,600,000	1,576,000
			7,018,475
Real Estate 0.6%
Government Properties Income Trust, (REIT), 4.0%, 7/15/2022		565,000	557,394
Hospitality Properties Trust, (REIT), 3.95%, 1/15/2028		500,000	453,940
Omega Healthcare Investors, Inc., (REIT), 4.75%, 1/15/2028 (b)		500,000	482,970
			1,494,304
Telecommunication Services 1.2%
Intelsat Jackson Holdings SA, 7.25%, 10/15/2020		1,600,000	1,604,480
Sprint Corp., 7.125%, 6/15/2024		1,265,000	1,298,997
Zayo Group LLC, 6.375%, 5/15/2025		325,000	336,375
			3,239,852
Utilities 1.1%
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		1,000,000	980,060
NRG Energy, Inc., 6.25%, 5/1/2024		1,950,000	2,006,062
			2,986,122
Total Corporate Bonds (Cost $108,706,465)			105,817,067
Mortgage-Backed Securities Pass-Throughs 2.2%
Federal National Mortgage Association:
4.0%, with various maturities from 12/1/2040 until 12/1/2042		3,815,956	3,904,655
4.5%, 9/1/2039		1,778,348	1,862,782
Total Mortgage-Backed Securities Pass-Throughs (Cost $5,960,839)			5,767,437
Asset-Backed 4.9%
Automobile Receivables 0.1%
CPS Auto Receivables Trust, "D", Series 2014-A, 144A, 5.11%, 2/18/2020		170,000	171,229
Home Equity Loans 0.0%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		69,937	71,226
Miscellaneous 4.8%
Dell Equipment Finance Trust:
"C", Series 2017-2, 144A, 2.73%, 10/24/2022		750,000	739,068
"D", Series 2017-1, 144A, 3.44%, 4/24/2023		980,000	973,849
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		1,692,900	1,672,687
Dryden 55 CLO Ltd., "D", Series 2018-55A, 144A, 3-month USD-LIBOR + 2.850%, 4.891% **, 4/15/2031		2,000,000	1,984,966
Dryden Senior Loan Fund, "B", Series 2017-49A, 144A, 3-month USD-LIBOR + 1.700%, 4.033% **, 7/18/2030		1,130,000	1,131,063
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		575,435	565,546
JPMorgan Mortgage Acquisition Trust, "AF4", Series 2007-CH1, 4.94%, 11/25/2036		2,032,008	2,071,320
Neuberger Berman CLO Ltd., "D", Series 2018-28A, 144A, 3-month USD-LIBOR + 2.850%, 4.905% **, 4/20/2030		1,000,000	992,594
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 3.458% **, 7/20/2030		2,000,000	1,998,990
Wendy's Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		746,250	719,989
			12,850,072
Total Asset-Backed (Cost $13,162,764)			13,092,527
Commercial Mortgage-Backed Securities 1.2%
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.544% **, 12/25/2024		7,405,309	219,448
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		3,065,145	2,838,383
Total Commercial Mortgage-Backed Securities (Cost $3,305,157)			3,057,831
Collateralized Mortgage Obligations 8.4%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 3.858% **, 2/25/2034		143,022	142,897
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 4.448% **, 12/25/2035		408,453	416,389
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		177,214	150,738
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		283,537	282,955
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.214% **, 9/25/2028		608,324	611,630
"1M2", Series 2018-C03, 1-month USD-LIBOR + 2.150%, 4.214% **, 10/25/2030		1,000,000	1,001,525
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.432% **, 1/25/2031 (c)		2,000,000	2,011,632
Federal Home Loan Mortgage Corp.:
"H", Series 4685, 4.0%, 8/15/2044		2,791,284	2,845,573
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		6,835,790	1,613,951
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		1,027,913	65,358
"A", Series 172, Interest Only, 6.5%, 1/1/2024		194,857	24,209
Federal National Mortgage Association:
"ZL" , Series 2017-55, 3.0%, 10/25/2046		1,549,488	1,298,615
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,581,393	336,132
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2018-DNA2,144A, 1-month USD-LIBOR + 2.150%, 4.214% **, 12/25/2030		1,400,000	1,403,778
"M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 4.564% **, 3/25/2030		1,000,000	1,038,995
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		6,819,927	778,748
"MZ", Series 2014-27, 3.5%, 12/20/2043		3,078,454	2,986,359
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		2,859,505	554,224
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		1,153,967	178,154
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		1,608,442	246,211
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		148,863	33,251
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		209,394	39,231
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		619,079	117,786
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		725,910	145,206
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		464,739	76,743
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 3.651% **, 4/25/2036		784,827	748,074
Merrill Lynch Mortgage Investors Trust:
"1A", Series 2005-2, 6-month USD-LIBOR + 1.250%, 3.717% **, 10/25/2035		376,613	380,108
"2A", Series 2003-A6, 3.821% **, 10/25/2033		282,543	285,057
RESIMAC, "A2", Series 2017-2, Australian Bank Bill Short Term Rates 1 Month Mid + 1.200%, 3.155% **, 1/15/2049	AUD	2,794,215	2,071,338
Wells Fargo Mortgage-Backed Securities Trust:
"2A16", Series 2005-AR10, 4.011% **, 6/25/2035		334,140	336,928
"2A3", Series 2004-EE, 4.226% **, 12/25/2034		177,833	178,116
Total Collateralized Mortgage Obligations (Cost $19,635,803)			22,399,911
Government & Agency Obligations 18.2%
Other Government Related (d) 4.3%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025		1,750,000	1,595,125
Gazprom OAO, 144A, 4.95%, 7/19/2022 (b)		1,500,000	1,519,050
Sberbank of Russia, 144A, 5.125%, 10/29/2022		2,000,000	2,006,760
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		3,555,000	3,909,291
Vnesheconombank, REG S, 4.032%, 2/21/2023	EUR	1,735,000	2,184,798
			11,215,024
Sovereign Bonds 13.8%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		1,500,000	1,331,250
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	39,300,000,000	2,806,636
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027		750,000	716,377
Ivory Coast Government International Bond:
144A, 5.375%, 7/23/2024		1,700,000	1,636,216
144A, 6.375%, 3/3/2028		400,000	389,043
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,250,000	1,218,750
Kingdom of Bahrain, 144A, 6.125%, 8/1/2023		1,750,000	1,707,125
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	42,007,977	2,129,615
Oman Government International Bond, 144A, 4.75%, 6/15/2026		2,350,000	2,220,708
Republic of Angola, 144A, 9.5%, 11/12/2025		2,000,000	2,270,000
Republic of Argentina, Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		3,850,000	2,319,625
Republic of Argentina Inflation-Linked Bond, 5.83%, 12/31/2033	ARS	377	95
Republic of Azerbaijan, 144A, 4.75%, 3/18/2024		1,000,000	1,001,456
Republic of Ecuador, 144A, 8.75%, 6/2/2023		750,000	748,125
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	113,800,000	436,991
Republic of Kenya, 144A, 6.875%, 6/24/2024		750,000	764,110
Republic of Namibia, 144A, 5.25%, 10/29/2025 (b)		2,750,000	2,654,850
Republic of Nigeria, 144A, 6.5%, 11/28/2027		2,000,000	1,954,600
Republic of Senegal, 144A, 6.25%, 7/30/2024		2,100,000	2,128,980
Republic of Sri Lanka, 144A, 5.75%, 1/18/2022		3,220,000	3,183,952
Republic of Zambia, 144A, 5.375%, 9/20/2022		2,000,000	1,674,200
State of Qatar, 144A, 3.25%, 6/2/2026		750,000	716,108
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	58,160,700	2,762,155
			36,770,967
U.S. Treasury Obligations 0.1%
U.S. Treasury Bonds:
3.0%, 5/15/2047		240,000	236,053
3.0%, 2/15/2048		100,000	98,379
			334,432
Total Government & Agency Obligations (Cost $49,144,123)			48,320,423
Loan Participations and Assignments 2.2%
Senior Loans **
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.84%, 1/15/2024		1,940,000	1,944,103
DaVita, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.827%, 6/24/2021		691,200	696,135
First Data Corp., Term Loan, 1-month USD LIBOR + 2.000%, 4.069%, 4/26/2024		503,219	503,652
MacDermid, Inc., Term Loan B6, 1-month USD LIBOR + 3.000%, 5.077%, 6/7/2023		1,119,957	1,124,353
MEG Energy Corp., Term Loan B, 1-month USD LIBOR + 3.500%, 5.577%, 12/31/2023		52,538	52,767
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 1.750%, 4.084%, 6/30/2023		960,826	959,971
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.092%, 6/1/2025		691,064	692,854
Total Loan Participations and Assignments (Cost $5,953,302)			5,973,835
Short-Term U.S. Treasury Obligations 5.8%
U.S. Treasury Bills:
1.18% ***, 8/16/2018 (e)		3,538,000	3,535,253
1.368% ***, 10/11/2018		2,802,000	2,791,272
1.381% ***, 10/11/2018		8,240,000	8,208,453
1.77% ***, 10/11/2018 (f)		1,000,000	996,172
Total Short-Term U.S. Treasury Obligations (Cost $15,544,775)			15,531,150
Convertible Bond 0.3%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.307% PIK **, 10/18/2025 (g) (Cost $559,354)		557,520	664,843
		Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.		16	329
Materials 0.0%
GEO Specialty Chemicals, Inc.* (g)		214,351	45,013
GEO Specialty Chemicals, Inc. 144A* (g)		966	203
			45,216
Total Common Stocks (Cost $174,700)			45,545
Preferred Stocks 0.8%
Utilities
Southern Co. 5.25% (Cost $2,125,000)		85,000	2,083,350
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (g) (Cost $70,220)		315	14,412
Exchange-Traded Funds 9.9%
Financial Select Sector SPDR Fund		100,000	2,795,000
iShares MSCI Emerging Markets ETF (b)		151,000	6,773,860
SPDR Bloomberg Barclays High Yield Bond ETF (b)		195,000	7,008,300
SPDR S&P 500 ETF Trust		35,000	9,846,550
Total Exchange-Traded Funds (Cost $26,049,057)			26,423,710
Securities Lending Collateral 9.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (h) (i) (Cost $25,397,538)		25,397,538	25,397,538
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 1.86% (h) (Cost $11,986,481)		11,986,481	11,986,481
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $287,775,578)		107.8	286,576,060
Other Assets and Liabilities, Net		(7.8)	(20,768,549)
Net Assets		100.0	265,807,511

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2018 are as follows:

Value ($) at 10/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2018	Value ($) at 7/31/2018
Securities Lending Collateral 9.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (h) (i)
26,602,285	—	1,204,747	—	—	163,466	—	25,397,538	25,397,538
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 1.86% (h)
9,011,633	165,500,939	162,526,091	—	—	113,280	—	11,986,481	11,986,481
35,613,918	165,500,939	163,730,838	—	—	276,746	—	37,384,019	37,384,019

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2018 amounted to $24,180,832, which is 9.1% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At July 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At July 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	Investment was valued using significant unobservable inputs.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended July 31, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)

Ultra 10 Year U.S. Treasury Note	USD	9/19/2018	207	26,687,267	26,311,641	(375,626)
Ultra Long U.S. Treasury Bond	USD	9/19/2018	19	3,039,598	2,981,219	(58,379)
Total net unrealized depreciation						(434,005)

At July 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	9/19/2018	150	18,046,557	17,913,281	133,276
2 Year U.S. Treasury Note	USD	9/28/2018	160	33,867,209	33,820,000	47,209
5 Year U.S. Treasury Note	USD	9/28/2018	65	7,404,292	7,353,125	51,167
Euro-Schatz	EUR	9/6/2018	535	70,035,632	70,008,016	27,616
Total unrealized appreciation						259,268

At July 31, 2018, open credit default swap contracts purchased were as follows:
Centrally Cleared Swaps

Underlying Reference Obligation	Fixed Cash Flows Received/ Frequency	Expiration Date	Notional Amount (j)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

iTRAXX Europe Crossover Series 29	5.0%/ Quarterly	6/20/2023	6,700,000	EUR	770,164	713,814	56,350
Markit CDX North America High Yield Index	5.0%/ Quarterly	6/20/2023	15,000,000	USD	1,137,478	993,171	144,307
Total unrealized appreciation						200,657
Bilateral Swaps
Underlying Reference Obligation	Fixed Cash Flows Received/ Frequency	Counterparty/Expiration Date	Notional Amount (j)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

Markit Commercial Mortgage Backed Securities Index Series 11	1.5%/ Monthly	Merrill Lynch Captial Services, Inc. 11/18/2054	1,000,000	USD	10,739	8,338	2,401

At July 31, 2018, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Paid/ Frequency	Expiration Date	Notional Amount (j)	Currency	Value ($)	Upfront Payments (Received) ($)	Unrealized (Depreciation) ($)

iTRAXX Europe Series 29	1.0%/ Quarterly	6/20/2023	13,400,000	EUR	(293,084)	(270,109)	(22,975)
Markit CDX North America Investment Grade Index	1.0%/ Quarterly	6/20/2023	13,400,000	USD	(247,212)	(236,077)	(11,135)
Total unrealized depreciation						(34,110)

(j)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

As of July 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CAD	3,862,496	USD	2,993,771	8/1/2018	24,562	Morgan Stanley
AUD	3,027,000	USD	2,282,255	8/15/2018	33,162	Toronto-Dominion Bank
CNY	17,845,461	USD	2,700,000	9/28/2018	85,700	Credit Agricole CIB
CNY	36,579,097	USD	5,500,000	10/9/2018	141,140	Credit Agricole CIB
EUR	6,725,000	USD	7,940,107	10/24/2018	27,013	Credit Agricole CIB
Total unrealized appreciation					311,577
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	3,000,000	CAD	3,862,556	8/1/2018	(30,745)	Morgan Stanley
EUR	2,500,000	USD	2,916,970	8/31/2018	(12,511)	Canadian Imperial Bank of Commerce
USD	2,961,165	EUR	2,499,700	8/31/2018	(32,035)	Canadian Imperial Bank of Commerce
USD	2,623,642	CNY	17,845,302	9/28/2018	(9,366)	Credit Agricole CIB
MXN	61,500,000	USD	3,179,573	10/23/2018	(76,475)	HSBC Holdings PLC
Total unrealized depreciation					(161,132)

Currency Abbreviations

ARS	Argentine Peso	HUF	Hungarian Forint
AUD	Australian Dollar	IDR	Indonesian Rupiah
CAD	Canadian Dollar	MXN	Mexican Peso
CNY	Yuan Renminbi	USD	United States Dollar
EUR	Euro

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (k)
Corporate Bonds	$—	$105,817,067	$—	$105,817,067
Mortgage-Backed Securities Pass-Throughs	—	5,767,437	—	5,767,437
Asset-Backed	—	13,092,527	—	13,092,527
Commercial Mortgage-Backed Securities	—	3,057,831	—	3,057,831
Collateralized Mortgage Obligations	—	22,399,911	—	22,399,911
Government & Agency Obligations	—	48,320,423	—	48,320,423
Loan Participations and Assignments	—	5,973,835	—	5,973,835
Short-Term U.S. Treasury Obligations	—	15,531,150	—	15,531,150
Convertible Bond	—	—	664,843	664,843
Common Stocks (k)	329	—	45,216	45,545
Preferred Stocks	2,083,350	—	—	2,083,350
Warrant	—	—	14,412	14,412
Exchange-Traded Funds	26,423,710	—	—	26,423,710
Short-Term Investments (k)	37,384,019	—	—	37,384,019
Derivatives (l)
Futures Contracts	259,268	—	—	259,268
Credit Default Swap Contracts	—	203,058	—	203,058
Forward Foreign Currency Contracts	—	311,577	—	311,577
Total	$66,150,676	$220,474,816	$724,471	$287,349,963
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(434,005)	$—	$—	$(434,005)
Credit Default Swap Contracts	—	(34,110)	—	(34,110)
Forward Foreign Currency Contracts	—	(161,132)	—	(161,132)
Total	$(434,005)	$(195,242)	$—	$(629,247)

There have been no transfers between fair value measurement levels during the period ended July 31, 2018.

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Exposure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ 168,948	$ —
Foreign Exchange Contracts	$ —	$ —	$ 150,445
Interest Rate Contracts	$ (174,737)	$ —	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multisector Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	September 24, 2018